Net Assets of Discontinued Operations Sold (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	$ 71,384
Property and equipment, net	5,183
Goodwill	7,999
Liabilities and noncontrolling interests	(836)
Net assets from discontinued operations	$ 83,730